Other investments - Narrative (Details) - GBP (£)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 37,000,000	£ 40,000,000	£ 41,000,000
Customers and third parties
Disclosure of financial assets [line items]
Allowances of loans made to customers and other third parties	129,000,000	113,000,000	127,000,000
Customers and third parties | Loans
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	6,000,000	3,000,000	4,000,000
Associates | Loans
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 12,000,000	£ 7,000,000	£ 3,000,000